Stock-Based Compensation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Feb. 29, 2008	Feb. 28, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)			0		55,000	50,000
Expiry period of unexercised nonqualified incentive stock options			15 years		15 years
Expiry period of unexercised incentive stock options			10 years		10 years
2008 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)			150,000		150,000
Number of shares reserved and available for issuance under the 2008 Equity Incentive Plan (in shares)					597,605		597,605
Prospective issuance of shares of the Company's common stock under the 2008 Equity Incentive Plan (in shares)			426,860		426,860
Aggregate stock which may be granted for restricted stock and units under the 2008 Equity Incentive Plan (in shares)			170,745		170,745
2004 Stock Option and Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of awards company's common stock (in shares)								284,778
Options granted (in shares)			284,778		284,778
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares, in years			5 years		5 years
Restricted shares | 2004 Recognition and Retention Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant of awards company's common stock (in shares)								113,910
Shares granted (in shares)			113,910		113,910
Restricted shares | 2008 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (in shares)			46,591		44,091
Restricted shares | 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to awards	$ 15	$ 26	$ 31	$ 53	$ 46	$ 96
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares, in years			5 years		5 years
Employee Stock Option | 2004 Stock Option and Incentive Plan and 2008 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to awards	$ 8	$ 16	$ 15	$ 32	$ 33	$ 59